Offerings	Sep. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.050% Senior Notes due 2027
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit | shares	0.99949
Maximum Aggregate Offering Price | $	$ 899,541,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 137,719.73
Offering Note
(1)	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee due for this offering is $443,749.27.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2028
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 45,930
Offering Note
(1)	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee due for this offering is $443,749.27.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% Senior Notes due 2028
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit | shares	0.99964
Maximum Aggregate Offering Price | $	$ 849,694,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 130,088.16
Offering Note
(1)	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee due for this offering is $443,749.27.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Senior Notes due 2030
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit | shares	0.99905
Maximum Aggregate Offering Price | $	$ 849,192,500
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 130,011.38
Offering Note
(1)	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee due for this offering is $443,749.27.